Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue
Revenue		$ 26,889,911	$ 17,188,293	$ 14,268,184
Cost of revenue		(12,357,934)	(13,072,732)	(10,990,076)
Gross profit		14,531,977	4,115,561	3,278,108
Operating expenses:
Selling expenses		(294,587)	(153,822)	(143,708)
General and administrative expenses		(3,046,037)	(1,041,330)	(1,077,102)
Research and development expenses		(3,546,155)	(3,207,759)	(661,134)
Total operating expenses		(6,886,779)	(4,402,911)	(1,881,944)
Income (loss) from operations		7,645,198	(287,350)	1,396,164
Other (expenses) income:
Interest income		41,230	42,948	42,690
Interest expenses		(126,206)	(74,888)	(25,183)
Other income, net		89,124	54,049	10,488
Total other income, net		4,148	22,109	27,995
Income (loss) before income taxes		7,649,346	(265,241)	1,424,159
Income tax expense		(1,098,087)		(9,992)
Net income (loss)		6,551,259	(265,241)	1,414,167
Net (loss) income attributable to non-controlling interest		(579)	1,981	(2,295)
Net income (loss) attributable to Global Mofy Metaverse Limited		6,551,838	(267,222)	1,416,462
Comprehensive income (loss)
Net income (loss)		6,551,259	(265,241)	1,414,167
Foreign currency translation (loss) gain		(407,248)	(198,124)	7,983
Total comprehensive income (loss)		6,144,011	(463,365)	1,422,150
Comprehensive income attributable to non-controlling interests		3,031	2,304	4,259
Comprehensive income (loss) attributable to Global Mofy Metaverse Limited		$ 6,140,980	$ (465,669)	$ 1,417,891
Earnings (loss) per common share
Basic (in Dollars per share)	[1]	$ 0.26	$ (0.01)	$ 0.06
Weighted average number of common shares outstanding
Basic (in Shares)	[1]	25,021,246	23,441,484	23,015,777
Revenue from third parties
Revenue
Revenue		$ 26,889,911	$ 14,540,300	$ 14,268,184
Revenue from related parties
Revenue
Revenue			$ 2,647,993

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 12).